MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2017
Marketable Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation
Our marketable securities are equity securities considered to be available-for-sale securities.

(in thousands of $)	2017
Balance at December 31, 2016	6,524
Unrealized gain	2,648
Balance at June 30, 2017	9,172